Other information (Tables)	12 Months Ended
Dec. 31, 2018
Other Information Tables Abstract
Subsidiaries
Name	Place of business/ country of incorporation	Functional currency	Ownership interest held by the Group 2017 2018		Principal activities
InflaRx GmbH	Germany	EUR	100%	100%	Principal operating subsidiary, biopharmaceutical company
InflaRx Pharmaceutical Inc.	U.S.	USD	—	100%	Subsidiary for basic research

Compensation of executive management
	2016	2017	2018
	(in thousands of €)
Executive Management
Short-term employee benefits	604	1,987	2,524
Share-based payments	660	3,187	9,801
Total	1,264	5,174	12,325
Non-executive Board of Directors
Short-term employee benefits	—	81	238
Share-based payments	208	43	1,086
Total	208	124	1,324
Total Compensation	1,472	5,298	13,649

Share-based payments
2018
Number of stock options:
Outstanding at January 1, 2018	1,869,192
Granted in 2018	208,073
Forfeited in 2018	(26,256)
Outstanding at December 31, 2018	2,051,009
thereof vested	626,933
thereof exercised	-—

Fair value of stock options granted
	Q1-2018	Q2-2018	Q3-2018	Q3-2018	Q4-2018
Parameters
Fair value at grant date
Per option (USD)	13.79	22.37	19.80	20.17	13.39
FX rate as of grant date	0.82	0.86	0.86	0.85	0.88
Per option (EUR)	11.24	19.23	16.96	17.15	11.75
Share price at grant date (USD)	22.75	37.85	32.40	33.06	26.02
Exercise price (USD)	22.75	37.85	32.40	33.06	26.02
Expected volatility	0.73	0.73	0.73	0.73	0.65
Expected life (midpoint based)	4.9	4.6	4.9	4.9	4
Expected dividends	—	—	—	—	—
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.6%	2.7%	2.8%	3.0%	2.9%